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                AIM GLOBAL VALUE FUND -- CLASS A, B, AND C SHARES

                        Supplement dated December 7, 2005
                     to the Prospectus dated April 29, 2005
        as supplemented July 1, 2005, August 5, 2005 and October 25, 2005


This supplement supersedes and replaces in its entirety the information appearing in the supplement dated October 25, 2005.

The second sentence of the fourth paragraph to the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

                  "The fund may invest up to 30% of its total assets in debt securities, of which up to 5% may be lower quality debt securities, i.e., "junk bonds," and the remainder of which must be investment grade securities, including but not limited to, U.S. Government obligations, investment grade corporate bonds and taxable municipal securities."


The following shall be added as the new fifth and sixth paragraphs to the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

                  "The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's net assets.

                  Any percentage limitations with respect to assets of the fund are applied at the time of purchase or, in the case of short sales, at the time the security is sold short."


The information in the existing fifth thru tenth paragraphs to the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus shall be deleted in their entirety and replaced with the following:

                  "The portfolio manager's strategy is to invest in companies that he believes trade below their intrinsic value. Therefore, the portfolio manager focuses on undervalued equity securities of (1) out-of-favor cyclical companies, (2) established companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this market value in the form of increased equity values. The portfolio manager considers whether to sell a particular security when he believes the company no longer fits into any of the above categories.

                  The portfolio manager's strategy includes investing in securities in anticipation of a catalyst, e.g., a new product launch, a restructuring, a management change or a divestiture of a portion of a company, which the portfolio manager expects to increase the value of the security. The portfolio manager may sell the security once he believes that the catalyst has caused the intrinsic value of the security to be realized or if he believes that the company may not realize its full market value in the form of increased equity values.

                  The portfolio manager's investment strategy also includes selecting countries where the prospect for relative economic growth, taking into consideration economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security, appear favorable. The fund's portfolio manager considers whether to remain invested in a particular country when any of these factors materially changes.

                  If the portfolio manager determines that there are not any investment opportunities available consistent with these strategies, the fund will hold the remaining portion of its assets in cash, cash equivalents or high-quality debt instruments. The portfolio manager may also hold cash

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         as a risk management tool to reduce the volatility of the fund's share price. At times, these cash holdings have been and may be substantial."


The following shall be added as the new fourth and fifth paragraphs to the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 2 of the prospectus:

                  "Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

                  If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice."


The information in the existing seventh paragraph to the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 2 of the prospectus shall be deleted in its entirety and replaced with the following:

                  "The fund at times holds a substantial portion of its assets in cash or cash equivalents rather than equity securities. A large cash position results in fewer assets available to achieve the fund's investment objective. This can result in under performance by the fund compared to its peer group and benchmark index, particularly during periods of strong market performance."

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                          INSTITUTIONAL CLASS SHARES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                        Supplement dated December 7, 2005
                    to the Prospectus dated October 25, 2005, as supplemented October 25, 2005, November 9, 2005 and November 14, 2005


This supplement supersedes and replaces in its entirety the information appearing in the supplement dated October 25, 2005.

The second sentence of the fourth paragraph to the section entitled "INVESTMENT OBJECTIVES AND STRATEGIES -- AIM GLOBAL VALUE FUND (GLOBAL VALUE)" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

                  "The fund may invest up to 30% of its total assets in debt securities, of which up to 5% may be lower quality debt securities, i.e., "junk bonds," and the remainder of which must be investment grade securities, including but not limited to, U.S. Government obligations, investment grade corporate bonds and taxable municipal securities."


The following shall be added as the new fifth and sixth paragraphs to the section entitled "INVESTMENT OBJECTIVES AND STRATEGIES -- AIM GLOBAL VALUE FUND (GLOBAL VALUE)" on page 1 of the prospectus:

                  "The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's net assets.

                  Any percentage limitations with respect to assets of the fund are applied at the time of purchase or, in the case of short sales, at the time the security is sold short."


The information in the existing sixth thru ninth paragraphs to the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES -- AIM GLOBAL VALUE FUND (GLOBAL VALUE)" on page 1 of the prospectus shall be deleted in their entirety and replaced with the following:

                  "The portfolio manager's strategy is to invest in companies that he believes trade below their intrinsic value. Therefore, the portfolio manager focuses on undervalued equity securities of (1) out-of-favor cyclical companies, (2) established companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this market value in the form of increased equity values. The portfolio manager considers whether to sell a particular security when he believes the company no longer fits into any of the above categories.

                  The portfolio manager's strategy includes investing in securities in anticipation of a catalyst, e.g., a new product launch, a restructuring, a management change or a divestiture of a portion of a company, which the portfolio manager expects to increase the value of the security. The portfolio manager may sell the security once he believes that the catalyst has caused the intrinsic value of the security to be realized or if he believes that the company may not realize its full market value in the form of increased equity values.


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

                  The portfolio manager's investment strategy also includes selecting countries where the prospect for relative economic growth, taking into consideration economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security, appear favorable. The fund's portfolio manager considers whether to remain invested in a particular country when any of these factors materially changes.

                  If the portfolio manager determines that there are not any investment opportunities available consistent with these strategies, the fund will hold the remaining portion of its assets in cash, cash equivalents or high-quality debt instruments. The portfolio manager may also hold cash as a risk management tool to reduce the volatility of the fund's share price. At times, these cash holdings have been and may be substantial."


The following shall be added as the new first and second paragraphs to the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUNDS -- AIM GLOBAL VALUE FUND" on page 4 of the prospectus:

                  "Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

                  If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice."


The information in the existing third paragraph to the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND -- AIM GLOBAL VALUE FUND" on page 4 of the prospectus shall be deleted in its entirety and replaced with the following:

                  "The fund at times holds a substantial portion of its assets in cash or cash equivalents rather than equity securities. A large cash position results in fewer assets available to achieve the fund's investment objective. This can result in under performance by the fund compared to its peer group and benchmark index, particularly during periods of strong market performance."


The following should be added as a new heading at the end of the section entitled "OTHER INFORMATION" on page 18 of the prospectus:

         "LIMITED FUND OFFERING (AIM INTERNATIONAL SMALL COMPANY FUND)

         Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund limited public sales of its shares to certain investors as of the close of business on March 14, 2005. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

              The following types of investors may continue to invest in the fund if they were invested in the fund on March 14, 2005 and remain invested in the fund after that date:

         (i)   Existing shareholders of the fund;

         (ii) Existing shareholders of the fund who open other accounts in their name;

         (iii) The following plans and programs:

         o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");


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         o     Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501 (c) (3) of the Code;

         o     Retirement plans maintained pursuant to Section 457 of the Code;

         o     Non qualified deferred compensation plans maintained pursuant to
               Section 83 of the Code; and

         o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

         Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

         The following types of investors may open new accounts in the fund, if approved by the distributor.

         o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code;

         o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501 (c) (3) of the Code;

         o     Retirement plans maintained pursuant to Section 457 of the Code;

         o     Non qualified deferred compensation plans maintained pursuant to
               Section 83 of the Code;

         o Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and

         o     The portfolio management team, including analysts.

         Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

         At the adviser's discretion, propriety asset allocation funds may open new accounts in the fund.

         The fund may resume sales of shares to other new investors at some future date if the Board of Trustees determines that it would be in the best interest of the shareholders."

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